UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2017

Date of reporting period: 12/31/2016

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.3%
Citibank N.A., 1.00%, 3/14/17	$7,000	$7,000,000
Wells Fargo Bank N.A., 1.06%, 2/01/17	10,000	10,000,000

		17,000,000
Yankee — 28.3% (a)
Bank of Nova Scotia, Houston, 1.04%, 1/03/17	5,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.26%, 4/27/17	8,000	8,000,000
BNP Paribas S.A., New York, 1.11%, 2/13/17	10,000	10,000,023
Canadian Imperial Bank, 1.17%, 12/01/17 (b)	6,000	6,000,000
Credit Industriel Et Commercial, New York, 1.25%, 2/01/17	10,000	10,000,000
DZ Bank AG Deutsche Zentral Genossenschaftsbank, New York, 1.06%, 1/25/17	7,000	7,000,000
Kookmin Bank, New York, 0.69%, 1/04/17	23,000	23,000,000
Mitsubishi UFJ Trust and Banking Corp., New York:
0.68%, 1/03/17	5,000	5,000,000
1.36%, 4/03/17 (b)	5,000	5,000,000
Mizuho Bank Ltd., New York:
1.33%, 1/13/17 (b)	7,000	7,000,321
1.43%, 3/13/17 (b)	7,000	7,000,000
1.48%, 3/24/17	6,000	6,000,000
Norinchukin Bank, New York:
1.22%, 3/27/17	10,000	10,000,000
1.36%, 4/11/17 (b)	5,000	5,000,000
Oversea Chinese Banking Corp., New York, 1.09%, 3/16/17	10,000	10,000,000
Skandinaviska Enskilda Banken AB, New York:
1.25%, 2/09/17 (b)	3,000	3,000,187
1.26%, 2/10/17 (b)	4,000	4,000,000
Sumitomo Mitsui Banking Corp., New York:
1.34%, 4/04/17 (b)	17,700	17,700,000
1.18%, 4/12/17 (b)	5,000	5,000,000
1.36%, 4/20/17 (b)	5,000	5,000,000
Sumitomo Mitsui Trust Bank Ltd., New York:
1.46%, 2/17/17 (b)	15,000	15,000,000
1.38%, 4/20/17 (b)	12,000	12,000,000
1.24%, 6/01/17 (b)	6,000	6,000,000
Svenska Handelsbanken AB, New York, 1.15%, 8/01/17 (b)	9,000	9,000,000
UBS A.G., Stamford, 1.05%, 1/11/17	10,000	10,000,000
Westpac Banking Corp. New York, 1.24%, 2/06/17 (b)	5,000	5,000,000

		215,700,531
Total Certificates of Deposit — 30.6%		232,700,531

Commercial Paper	Par (000)	Value
Albion Capital LLC, 0.81%, 1/03/17 (c)	$15,000	$15,000,000
Antalis SA:
0.81%, 1/03/17 (c)	7,000	7,000,000
0.75%, 1/04/17 (c)	18,620	18,619,612
Bank of Nova Scotia, 1.08%, 3/29/17 (c)	15,000	14,961,750
Bedford Row Funding Corp., 1.14%, 6/26/17 (b)	10,000	10,000,000
Caisse Central De Desjardins Du Quebec, 0.66%, 1/04/17 (c)	10,000	9,999,817
Chariot Funding LLC, 0.62%, 1/03/17 (c)	8,000	8,000,000
Charta LLC, 0.95%, 2/28/17 (c)	5,000	4,992,611
Collateralized Commercial Paper Co. LLC, 1.27%, 4/06/17 (b)	10,000	10,000,000
Commonwealth Bank of Australia:
1.31%, 2/01/17 (b)	3,000	3,000,000
1.37%, 3/29/17 (b)	9,500	9,500,000
1.34%, 7/18/17 (b)	10,000	10,000,000
DBS Bank Ltd., 1.09%, 3/17/17 (c)	7,000	6,984,528
DnB Bank ASA, 1.04%, 5/02/17 (b)	10,000	10,000,000
Erste Abwicklungsanstalt, 1.05%, 2/09/17 (c)	10,000	9,989,208
HSBC Bank PLC, 1.24%, 4/17/17 (b)	12,000	12,000,000
Kells Funding LLC:
1.04%, 2/03/17 (c)	10,000	9,991,044
1.05%, 2/21/17 (c)	10,000	9,985,708
1.11%, 4/28/17 (b)	10,000	10,000,000
Macquarie Bank Ltd., 1.16%, 3/17/17 (c)	5,000	4,988,239
Matchpoint Finance PLC:
1.34%, 2/22/17 (c)	5,000	4,990,694
1.04%, 3/06/17 (c)	10,000	9,982,089
Mont Blanc Capital Corp., 0.95%, 1/05/17 (c)	8,000	7,999,578
Ontario Teacher Financial Trust, 1.19%, 5/10/17 (c)	3,600	3,584,887
Prudential Funding LLC, 0.50%, 1/03/17 (c)	20,000	20,000,000
Starbird Funding, 1.32%, 4/03/17 (b)	17,000	17,000,000
Suncorp Metway Ltd., 1.32%, 5/30/17 (c)	10,000	9,946,100
United Overseas Bank Ltd., 1.21%, 4/04/17 (c)	12,000	11,963,297
Victory Receivables Corp., 0.55%, 1/03/17 (c)	30,000	30,000,000
Westpac Banking Corp., 1.23%, 10/20/17 (b)	7,750	7,750,000
Westpac Trust Securities New Zealand Ltd., 1.27%, 2/28/17 (c)	5,000	4,990,122
Total Commercial Paper — 42.4%		323,219,284

Corporate Notes — 0.9%
Toyota Motor Credit Corp., 1.19%, 12/05/17 (b)	7,000	7,000,000

Portfolio Abbreviations
AMT	Alternative Minimum Tax (subject to)	SBPA	Stand-by Bond Purchase Agreement
LOC	Letter of Credit	VRDN	Variable Rate Demand Notes
RB	Revenue Bonds

BLACKROCK FUNDS	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio

Municipal Bonds (d)	Par (000)	Value
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Ginnie Mae Guaranty, State Street Bank & Trust Co. SBPA), 0.90%, 1/06/17	$2,600	$2,600,000
Maryland Health & Higher Educational Facilities Authority RB Series 1985B VRDN (TD Bank N.A. LOC), 0.70%, 1/06/17	15,000	15,000,000
Oakland Joint Powers Financing Authority RB (Fruitvale Development Corp. Project ) Series 2001A VRDN (Citibank N.A. LOC), 0.71%, 1/06/17	9,805	9,805,000
Rib Muni Floater Trust RB Series 2016-19WE VRDN (Barclays Bank PLC, LOC), 1.11%, 1/06/17 (e)(f)	7,000	7,000,000
Total Municipal Bonds — 4.5%		34,405,000

Time Deposits	Par (000)	Value
Credit Agricole Corporate & Investment Bank, 0.55%, 1/03/17	$15,227	$15,227,000
ING Bank N.V. (Amsterdam Branch), 0.72%, 1/03/17	4,000	4,000,000
Natixis S.A., 0.55%, 1/03/17	25,000	25,000,000
Total Time Deposits — 5.8%		44,227,000

U.S. Government Sponsored Agency Obligations — 2.6%
Federal Home Loan Bank Discount Notes, 0.35%, 1/06/17 (c)	20,000	19,999,417

U.S. Treasury Obligations — 3.3%
U.S. Treasury Bills, 0.30%, 1/05/17 (c)	25,000	24,999,582
Total Repurchase Agreements — 8.5%		64,750,000
Total Investments (Cost — $751,300,814*) — 98.6%		751,300,814
Other Assets Less Liabilities — 1.4%		10,950,998

Net Assets — 100.0%		$762,251,812

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Variable rate security. Rate as of period end.

(c)	Rates are discount rates or a range of discount rates at the time of purchase.

(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Repurchase Agreements

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Credit Suisse Securities (USA) LLC	1.01%(a)	12/30/16	1/03/17	$10,000	$10,000	$10,001,122	Corporate/debt obligation, 6.00% due at 12/25/65	$16,370,000	$12,002,949
							Corporate/debt obligation, 6.00%
	1.22%(b)	12/30/16	2/03/17	8,000	8,000	8,009,489	due at 12/25/65	13,095,000	9,601,626

Total Credit Suisse Securities (USA) LLC					$18,000				$21,604,575
Mizuho Securities USA, Inc.	0.50%	12/30/16	1/03/17	22,000	22,000	22,001,222	U.S. Treasury obligation, 0.13% due at 4/15/20	21,542,800	22,440,008

2	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	1.79%(b)	12/30/16	2/03/17	$14,750	$14,750	$14,775,669	U.S. Treasury obligation, 0.13% due at 4/15/20	$14,443,500	$15,045,039

Total Mizuho Securities USA, Inc.					$36,750				$37,485,047
Wells Fargo Securities, LLC	1.04%	11/01/16	1/27/17	6,000	6,000	6,015,080	Corporate/debt obligation, 8.88% due at 6/15/68	5,814,000	6,300,620
	1.25%	12/22/16	3/22/17	4,000	4,000	4,012,500	Corporate/debt obligations, 3.70% to 5.50% due from 6/01/42 to 6/01/45	4,424,000	4,200,229

Total Wells Fargo Securities, LLC					$10,000				$10,500,849
Total					$64,750				$69,590,471

(a)	Variable rate security. Rate as of period end.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$751,300,814	—	$751,300,814

[1]	See above Schedule of Investments for values in each security type.

During the period ended December 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS	DECEMBER 31, 2016	3

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	February 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	February 22, 2017